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APPENDIX  I
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24f-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


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1. Name and address of issuer:                                                          IBJ FUNDS Trust
                                                                                        237 Park Avenue - 9th Floor
                                                                                        New York,  New York  10017

2. Name of each series or class of funds for which this notice is filed:
                                                                                        IBJ Reserve Money Market Fund
                                                                                        IBJ Bond Fund
                                                                                        IBJ Core Equity Fund
                                                                                        IBJ Growth & Income Fund

3. Investment Company Act File Number:                                                                     811 - 8738

   Securities Act File Number:                                                                             33 - 83430

4. Last day of fiscal year for which this notice is filed:                                                 November 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting  securities sold ofter the close
   of the fiscal year but before terminiation of the issuer's 24f-2 declaration:                           /    /

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

7. Number and amount of securites of the same class or series which has been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a
   prior fiscal year, but which remained unsold at the beginning of the fiscal year:                                 0

8. Number and amount of securities registerd during the fiscal year other
   than pursuant to Rule 24f-2:                                                                                      0

9. Number and aggregate sale price of securities sold during the fiscal year:

                  IBJ Reserve Money Market Fund                                                 66,759,142
                  IBJ Bond Fund                                                                 29,612,493
                  IBJ Core Equity Fund                                                          89,149,528
                  IBJ Growth & Income Fund                                                      48,843,292
                                                                                        -------------------
                                      Total                                                                234,364,455

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                  IBJ Reserve Money Market Fund                                                 66,759,142
                  IBJ Bond Fund                                                                 29,612,493
                  IBJ Core Equity Fund                                                          89,149,528
                  IBJ Growth & Income Fund                                                      48,843,292
                                                                                        -------------------
                                      Total                                                                234,364,455
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11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

                  IBJ Reserve Money Market Fund                                                  1,127,106
                  IBJ Bond Fund                                                                  1,088,323
                  IBJ Core Equity Fund                                                                   0
                  IBJ Growth & Income Fund                                                       1,102,369
                                                                                        -------------------
                                      Total                                                                    3,317,798

12.Calculation of registration fees:
    (i) Aggregate sale price of securities sold during the fiscal year
        in reliance on 24f-2 (from item 10):                                            $                    234,364,455

   (ii) Aggregate price of shares issued in connection with dividend
        reinvestment plans (from item 11, if applicable):                               +                      3,317,798

   (iii)Aggregate price of shares redeemed or repurchased
         during the fiscal year:                                                        -

                  IBJ Reserve Money Market Fund                                                 38,952,607
                  IBJ Bond Fund                                                                  5,539,621
                  IBJ Core Equity Fund                                                          22,794,110
                  IBJ Growth & Income Fund                                                       6,262,245
                                                                                        -------------------
                                      Total                                                                   73,548,583

   (iv) Aggregate price of shares redeemed or repurchased and previously applied
        as a reduction to filing fees pursuant to Rule 24e-2 (if applicable):           +                              0
                                                                                                             ------------
    (v) Net aggregate price of securities sold and issued during fiscal year in reliance on Rule 24f-2 [line (i) plus line (ii), less line (iii) plus
        line (iv)] (if applicable):                                                                          164,133,670

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933
        or other applicable law or regulation (see instruction c.6):                    x                     0.00034483
                                                                                                             ------------
   (vii)Fee due  [line (i) or line (v) multiplied by line (vi)]                         =                      56,598.21
                                                                                                             ============

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3A of the Commission's Rules of
   Informal and Other Procedures (17CFR 202.3A).                                                            /    /


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Date of mailing or wire transfer of filing fees to the Commission's lockbox depository


This report has been signed below by the following persons on behalf of the issuer and in the capacities and the date indicated.


By (Signature and Title)  /s/ Gordon M.  Forrester
                        ----------------------------------------

                        Gordon M.  Forrester          Vice President & Treasurer
                        --------------------------------------------------------

   Date:  January 17, 1995
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